UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02333

New Perspective Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2023

Brian C. Janssen

New Perspective Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

New Perspective Fund® Annual report for the year ended September 30, 2023

Tap into the
growth potential of
global equities

New Perspective Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 and Class A shares at net asset value. If a sales charge (maximum 5.75% for Class A shares) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

See page 4 for Class F-2 and Class A share results with relevant sales charges deducted and fund expenses. For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.52% for Class F-2 shares and 0.75% for Class A shares as of the prospectus dated December 1, 2023 (unaudited). The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

6	Investment portfolio

14	Financial statements

42	Board of trustees and other officers

Fellow investors:

Global stocks rallied, rebounding from the lows of 2022. Falling inflation rates and better-than-expected economic growth helped to support equity prices in major developed markets, as well as some emerging markets. In this environment, shares of New Perspective Fund advanced and results exceeded the benchmark over the 12-month period.

The fund gained 21.57% for the fiscal year ended September 30, 2023, compared to a 20.80% increase recorded by its primary benchmark, the MSCI ACWI (All Country World Index). Fund results include a dividend of approximately 51 cents per share and a capital gain of approximately $1.57 per share paid in December 2022. Over longer periods, the fund has consistently outpaced its benchmark, as shown in the chart below.

Markets rise as inflation subsides

World equity markets rose as investors welcomed signs that inflation may have peaked in key economies around the world. Consumer price increases — while still high on a historical basis — moderated in the United States, Europe and many other places, lowering the pressure on central banks to continue raising interest rates as aggressively as they did in the prior 12-month period. In response, the U.S. Federal Reserve, European Central Bank and others slowed their rate-hiking campaigns.

Economic growth in the U.S. and Europe surpassed expectations amid healthy levels of consumer spending, rising wages and strong labor markets. A surge in travel and tourism activity boosted economic growth following the lifting of pandemic-related restrictions in most countries. In the first quarter of 2023, a banking sector crisis erupted as Silicon Valley Bank failed and was seized by U.S. regulators. The contagion spread to other regional banks and Europe for a time, until governments on both sides of the Atlantic stepped in to shore up the banking system.

Geopolitical tensions weighed on market sentiment at times. The war in Ukraine entered its second year as Russian

Results at a glance

For periods ended September 30, 2023, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]

New Perspective Fund (Class F-2 shares)[2]	21.57%	8.25%	9.71%	12.12%
New Perspective Fund (Class A shares)	21.28	8.02	9.47	11.89
MSCI ACWI (All Country World Index)[3,4]	20.80	6.46	7.56	8.51

Past results are not predictive of results in future periods.

[1]	Lifetime returns are as of March 13, 1973, the inception date of Class A shares.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. The index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index. Source: MSCI.
[4]	From March 13, 1973, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI did not exist. MSCI World Index results reflect dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.

New Perspective Fund	1

troops escalated attacks on cities while occupying much of eastern Ukraine and the Crimean Peninsula. Tensions between the U.S. and China worsened as a U.S. fighter jet shot down a suspected Chinese spy balloon off the coast of South Carolina. On the trade front, the U.S. imposed restrictions on advanced computer chips and other sensitive high-tech exports to China. As a result of these and other trade policies, Mexico surpassed China as the U.S.’s top trading partner in 2023.

Most sectors advance

Nearly all sectors of the MSCI ACWI advanced, led by a rally among information technology stocks. Many of the same stocks that experienced sharp declines in 2022 staged an impressive rebound this year, driven by strong earnings growth for certain companies and expectations that interest rates wouldn’t rise as fast or far as they did in the prior period. Some tech stocks also benefited from a renewed focus on artificial intelligence (AI) applications, which made rapid advancements during the year. AI enthusiasm drove share prices higher for some computer chipmakers and AI software developers.

Communication services stocks also enjoyed robust gains, bouncing back from significant losses in 2022. In this sector, the advance was led by social media, video streaming and other companies engaged in the business of interactive entertainment. Telecommunications companies fared less well amid fierce competition among wireless providers and the ongoing decline of traditional cable television services. Stocks in the energy sector generated impressive gains as well, particularly as oil prices soared toward the end of the 12-month period. Brent crude jumped from $74 a barrel in the summer to more than $95 in late September.

Two sectors declined slightly in the MSCI ACWI. Real estate stocks fell about 1% as high interest rates hammered the housing market and commercial real estate dealt with higher vacancy rates amid a rising work-from-home trend. Utilities stocks were essentially flat, hurt by higher interest rates, which tend to impact dividend-paying stocks. For similar reasons, the consumer staples sector, along with some health care and financial stocks, came under pressure. All three sectors had gains but lagged the overall market return. The consumer discretionary sector also rose while trailing the index.

Inside the portfolio

The fund remains invested in leading companies with potentially long growth runways. This is expressed through large positions in technology and consumer-oriented companies. Those sectors account for a substantial share of the portfolio on an absolute basis, although they have been reduced as holdings in the health care sector have expanded. The fund’s top positions include companies in the pharmaceuticals, electric vehicles, semiconductors, social media and insurance industries.

Novo Nordisk and Eli Lilly were among the leading contributors to results. Both pharmaceutical giants were boosted by the rise of anti-obesity drugs that have become popular treatments for weight loss, even among people without diabetes. Investor enthusiasm for Novo’s Ozempic and Wegovy, along with Lilly’s Mounjaro, drove sharp increases in

2	New Perspective Fund

the companies’ share prices over the 12-month period.

Meta Platforms was another prominent contributor. Shares soared as the social media giant cut costs and refocused on its core advertising business. Users of Meta’s apps — which include Facebook, Instagram and WhatsApp — reached a record high in the fourth quarter of 2022. The stock also benefited from Meta’s roll out of AI systems to support its targeted-advertising and user-engagement efforts. Chipmaker Broadcom and online travel firm Bookings Holdings rounded out the list of top five contributors.

The largest detractor was Tesla. Shares of the electric vehicle (EV) trailblazer fell as the company faced increasing competition and reduced prices on some models. However, it should be noted that while Tesla was a net detractor for the 12-month period, the company’s shares rebounded strongly from the 2022 market downturn and have enjoyed substantial gains since January 2023. Tesla remains the most successful EV company in the world, and the fund’s portfolio managers are confident in its long-term prospects.

Shares of Wolfspeed also dampened returns. The specialized computer chipmaker is a key supplier to the EV industry. Wolfspeed shares came under pressure due to a combination of factors, including manufacturing plant disruptions and generally slower growth in EV sales. Novocure and AIA also detracted. Novocure shares fell after the Swiss oncology company reported disappointing clinical trial results for its ovarian cancer treatment. Hong Kong-based insurer AIA declined amid concerns about China’s slowing economy.

Looking ahead

Market sentiment has shifted in a positive direction since our shareholder letter a year ago when we were still in the grip of a bear market. The recovery has been strong, although it’s been driven by a small number of large-cap U.S. technology stocks. We expect to see a broadening of market returns, but not without some level of higher volatility, including the possibility of a pullback in the months ahead.

After stronger-than-expected growth in 2023, there are signs that the global economy may be weakening under the weight of higher interest rates, elevated inflation and wars now raging in both Ukraine and Israel. As we noted last year, geopolitical risks are on the rise. We are living through a pivotal time in history, marked by geopolitical realignment and the end of a 40-year period of declining interest rates. That simply cannot happen without some accompanying volatility in the financial markets, as we’ve seen over the past two years.

That said, we remain confident that New Perspective Fund is well positioned to navigate this environment. The fund remains flexible and the portfolio is built on a company-by-company basis, relying heavily on fundamental research.

This year we are proud to acknowledge and celebrate New Perspective Fund’s 50th anniversary. Founded in 1973, the fund helped pioneer the concept of global investing at a time when investing outside one’s home country was far from common. The fund has steered a course through change and volatility for 50 years, and we have every confidence it can do so for another 50.

We thank you for your continued support, your trust and your partnership.

Sincerely,

Joanna F. Jonsson
Co-President

Robert W. Lovelace
Co-President

November 9, 2023

For current information about the fund, refer to capitalgroup.com.

New Perspective Fund	3

The value of a long-term perspective

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

The results shown are before taxes on fund distributions and sale of fund shares.

[1]	The maximum initial sales charge was 8.5% prior to July 1, 1988.
[2]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[3]	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: MSCI.
[4]	From March 13, 1973, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI did not exist. MSCI World Index results reflect dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.
[5]	For the period March 13, 1973, commencement of operations, through September 30, 1973.

Average annual total returns based on a $1,000 investment
(for periods ended September 30, 2023)

	1 year	5 years	10 years
Class F-2 shares	21.57%	8.25%	9.71%
Class A shares*	14.31	6.74	8.82

**Assumes payment of the maximum 5.75% sales charge.*

$4,000,000
1,000,000
100,000
10,000
5,000
1973[5]
1974
1975
1976
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991

4	New Perspective Fund

How a hypothetical $10,000 investment has grown (from March 13, 1973, to September 30, 2023, with all distributions reinvested)

Fund results shown are for Class F-2 and Class A shares. Class A share results reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.1 Thus, the net amount invested was $9,425.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

New Perspective Fund	5

Investment portfolio September 30, 2023

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	51.43%
Eurozone*	14.48
United Kingdom	4.82
Denmark	4.63
Canada	3.24
Japan	2.63
Switzerland	2.30
Taiwan	2.22
Hong Kong	1.39
Other countries	5.64
Short-term securities & other assets less liabilities	7.22

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 92.78%	Shares	Value (000)
Information technology 19.44%
Microsoft Corp.	16,588,420	$5,237,794
Broadcom, Inc.	2,960,455	2,458,895
Taiwan Semiconductor Manufacturing Co., Ltd.	149,853,941	2,431,844
ASML Holding NV	2,437,109	1,431,166
ASML Holding NV (ADR)	1,220,865	718,674
NVIDIA Corp.	2,523,656	1,097,765
Applied Materials, Inc.	5,220,818	722,822
Apple, Inc.	3,644,315	623,943
Salesforce, Inc.[1]	3,038,462	616,139
GoDaddy, Inc., Class A1,2	7,637,271	568,824
TE Connectivity, Ltd.	4,602,778	568,581
SAP SE	4,187,407	543,551
Motorola Solutions, Inc.	1,967,398	535,604
Synopsys, Inc.[1]	1,132,031	519,568
ServiceNow, Inc.[1]	796,735	445,343
STMicroelectronics NV	9,210,741	396,840
Shopify, Inc., Class A, subordinate voting shares[1]	7,110,668	388,029
Trimble, Inc.[1]	6,215,303	334,756
Keyence Corp.	841,640	312,813
ON Semiconductor Corp.[1]	3,300,425	306,774
Capgemini SE	1,691,098	293,640
Samsung Electronics Co., Ltd.	5,742,738	290,956
Arista Networks, Inc.[1]	1,197,071	220,177
Cloudflare, Inc., Class A1	3,050,000	192,272
NICE, Ltd. (ADR)[1,3]	1,028,565	174,856
Tokyo Electron, Ltd.	1,058,859	144,095
MediaTek, Inc.	5,529,000	126,313
Smartsheet, Inc., Class A1	2,855,795	115,545
Wolfspeed, Inc.[1]	2,345,473	89,363
Micron Technology, Inc.	1,194,277	81,247
EPAM Systems, Inc.[1]	275,000	70,315
Globant SA1	353,903	70,020
Hexagon AB, Class B	7,772,246	66,149
Workday, Inc., Class A1	293,205	62,995
Adobe, Inc.[1]	115,013	58,645
Endava PLC, Class A (ADR)[1]	589,976	33,835
Sinch AB1,3	7,935,768	13,858
Halma PLC	459,472	10,795
		22,374,801

6	New Perspective Fund

Common stocks (continued)	Shares	Value (000)
Health care 16.53%
Novo Nordisk AS, Class B	39,472,259	$3,590,627
Novo Nordisk AS, Class B (ADR)	804,104	73,125
Eli Lilly and Co.	3,877,060	2,082,485
AstraZeneca PLC	11,833,813	1,592,557
AstraZeneca PLC (ADR)	1,153,660	78,126
Vertex Pharmaceuticals, Inc.[1]	3,048,545	1,060,101
Thermo Fisher Scientific, Inc.	1,904,787	964,146
Zoetis, Inc., Class A	5,386,453	937,135
Regeneron Pharmaceuticals, Inc.[1]	879,571	723,852
Danaher Corp.	2,879,760	714,468
Intuitive Surgical, Inc.[1]	2,318,155	677,574
EssilorLuxottica SA	3,859,218	670,838
Alnylam Pharmaceuticals, Inc.[1]	3,486,932	617,536
BeiGene, Ltd. (ADR)[1]	2,443,364	439,488
BeiGene, Ltd.[1]	2,882,400	40,118
Pfizer, Inc.	13,779,340	457,061
Bristol-Myers Squibb Co.	7,638,114	443,316
IDEXX Laboratories, Inc.[1]	869,643	380,269
Edwards Lifesciences Corp.[1]	4,849,560	335,977
Abbott Laboratories	3,429,010	332,100
Seagen, Inc.[1]	1,483,684	314,764
Sanofi	2,666,041	286,072
Siemens Healthineers AG	4,122,185	209,386
Mettler-Toledo International, Inc.[1]	186,108	206,221
Insulet Corp.[1]	1,232,023	196,495
Gilead Sciences, Inc.	2,200,000	164,868
CRISPR Therapeutics AG1,3	3,550,544	161,159
Lonza Group AG	332,759	153,950
Bayer AG	2,901,146	139,342
Grifols, SA, Class B (ADR)[1]	13,380,412	122,297
Genmab A/S1	335,883	118,862
Catalent, Inc.[1]	2,121,275	96,582
Eurofins Scientific SE, non-registered shares	1,579,430	89,052
BioNTech SE (ADR)[1]	800,000	86,912
Amplifon SpA	2,652,315	78,548
AbbVie, Inc.	481,252	71,735
Asahi Intecc Co., Ltd.	3,552,600	63,837
Karuna Therapeutics, Inc.[1]	375,455	63,486
WuXi Biologics (Cayman), Inc.[1]	9,919,500	58,259
Tandem Diabetes Care, Inc.[1]	1,991,752	41,369
Straumann Holding AG	284,386	36,121
Moderna, Inc.[1]	332,471	34,341
Bio-Techne Corp.	116,414	7,924
Viatris, Inc.	674,006	6,646
NovoCure, Ltd.[1]	249,066	4,022
		19,023,149

Consumer discretionary 12.45%
Tesla, Inc.[1]	10,528,115	2,634,345
LVMH Moët Hennessy-Louis Vuitton SE	1,702,044	1,284,067
Booking Holdings, Inc.[1]	363,790	1,121,910
Home Depot, Inc.	2,378,393	718,655
Hermès International	322,471	586,218
Airbnb, Inc., Class A1	3,796,419	520,907
Royal Caribbean Cruises, Ltd.[1]	5,246,708	483,432
Prosus NV, Class N	15,972,559	470,704
Trip.com Group, Ltd. (ADR)[1]	13,099,663	458,095
Flutter Entertainment PLC[1]	1,822,741	297,513
Flutter Entertainment PLC (CDI)[1]	753,770	122,815
Hilton Worldwide Holdings, Inc.	2,693,468	404,505
Kering SA	865,655	393,580
Entain PLC[2]	34,487,841	392,544
Evolution AB	3,878,558	390,834
YUM! Brands, Inc.	2,906,944	363,194
Restaurant Brands International, Inc.	5,411,750	360,531
Renault SA	8,548,240	350,008
lululemon athletica, Inc.[1]	904,142	348,646
MercadoLibre, Inc.[1]	260,306	330,037

New Perspective Fund	7

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Amadeus IT Group SA, Class A, non-registered shares	4,745,311	$285,970
NIKE, Inc., Class B	2,540,759	242,947
Industria de Diseño Textil, SA	5,417,046	201,619
Galaxy Entertainment Group, Ltd.	31,994,000	191,376
Amazon.com, Inc.[1]	1,286,969	163,600
Naspers, Ltd., Class N	925,273	147,658
Suzuki Motor Corp.	3,581,925	144,048
Etsy, Inc.[1]	2,167,616	139,985
Cie. Financière Richemont SA, Class A	986,000	120,137
Wynn Macau, Ltd.[1,3]	106,140,000	101,299
Sands China, Ltd.[1]	33,281,600	101,208
General Motors Co.	3,009,655	99,228
adidas AG	499,218	87,894
McDonald’s Corp.	318,503	83,906
Nitori Holdings Co., Ltd.	638,400	71,483
Valeo SA, non-registered shares	4,141,100	70,940
Ferrari NV (EUR denominated)	133,379	39,309
		14,325,147

Industrials 11.89%
Caterpillar, Inc.	4,534,996	1,238,054
Carrier Global Corp.	19,831,610	1,094,705
DSV A/S	5,338,646	995,291
Airbus SE, non-registered shares	6,810,393	911,111
Safran SA	5,072,376	793,086
Canadian Pacific Kansas City, Ltd.[3]	8,832,834	657,251
Copart, Inc.[1]	13,750,344	592,502
Schneider Electric SE	3,332,761	549,448
Daikin Industries, Ltd.	3,175,200	498,142
BAE Systems PLC	35,346,047	429,061
TransDigm Group, Inc.[1]	453,250	382,149
ABB, Ltd.	10,198,317	364,450
Ryanair Holdings PLC (ADR)[1]	3,347,734	325,433
Equifax, Inc.	1,601,243	293,316
FedEx Corp.	1,048,883	277,870
ASSA ABLOY AB, Class B	12,345,588	268,959
Rentokil Initial PLC	33,297,895	246,845
RELX PLC	6,850,740	231,039
Komatsu, Ltd.	8,465,400	228,774
Chart Industries, Inc.[1,3]	1,328,022	224,595
Delta Air Lines, Inc.	5,141,393	190,232
Mitsui & Co., Ltd.	5,117,000	185,461
Boeing Co.[1]	945,050	181,147
Uber Technologies, Inc.[1]	3,937,812	181,100
General Electric Co.	1,591,791	175,972
Thales SA	1,000,000	140,313
Recruit Holdings Co., Ltd.	4,369,183	134,547
HEICO Corp.	827,700	134,029
Fortive Corp.	1,767,500	131,078
Aalberts NV, non-registered shares	3,500,000	127,643
Siemens AG	886,732	127,125
SMC Corp.[3]	273,200	122,293
ITOCHU Corp.[3]	3,268,200	118,081
Ingersoll-Rand, Inc.	1,839,894	117,238
Brenntag SE	1,497,662	116,301
Regal Rexnord Corp.	700,905	100,145
Howmet Aerospace, Inc.	2,147,300	99,313
Northrop Grumman Corp.	222,970	98,149
Techtronic Industries Co., Ltd.	9,290,016	90,197
ITT, Inc.	918,134	89,894
L3Harris Technologies, Inc.	514,602	89,602
ATS Corp.[1]	1,871,832	79,793
Canadian National Railway Co.	654,605	70,890
Experian PLC	1,679,433	54,866
Hitachi, Ltd.[3]	858,700	53,235
Concentrix Corp.	539,409	43,212
Spirax-Sarco Engineering PLC	285,493	33,013
		13,686,950

8	New Perspective Fund

Common stocks (continued)	Shares	Value (000)
Financials 10.12%
AIA Group, Ltd.	126,681,611	$1,024,736
JPMorgan Chase & Co.	6,202,790	899,529
London Stock Exchange Group PLC	7,798,724	782,890
Chubb, Ltd.	3,193,136	664,747
Aon PLC, Class A	1,770,131	573,912
ICICI Bank, Ltd.	22,240,773	254,353
ICICI Bank, Ltd. (ADR)	10,690,180	247,157
Mastercard, Inc., Class A	1,234,057	488,576
Visa, Inc., Class A	1,955,881	449,872
Edenred SA	6,913,449	431,954
DNB Bank ASA	21,175,094	426,495
Arch Capital Group, Ltd.[1]	5,171,902	412,252
CME Group, Inc., Class A	1,990,715	398,581
Blackstone, Inc.	3,693,842	395,758
DBS Group Holdings, Ltd.	14,708,400	361,157
UniCredit SpA	14,403,731	344,671
Moody’s Corp.	1,052,718	332,838
Bank of America Corp.	10,571,708	289,453
BlackRock, Inc.	388,947	251,450
AXA SA	8,366,495	247,818
Brookfield Asset Management, Ltd., Class A3	7,190,737	239,739
Arthur J. Gallagher & Co.	1,044,929	238,171
S&P Global, Inc.	563,927	206,065
Prudential PLC	17,255,842	185,813
Société Générale	7,576,200	183,270
Hiscox, Ltd.	14,569,151	178,239
Zurich Insurance Group AG	345,171	158,170
Morgan Stanley	1,889,806	154,341
TMX Group, Ltd.	6,000,940	128,966
Goldman Sachs Group, Inc.	380,406	123,088
Citigroup, Inc.	2,557,225	105,179
Hong Kong Exchanges and Clearing, Ltd.	2,550,800	95,099
United Overseas Bank, Ltd.	4,355,900	90,678
Block, Inc., Class A1	1,722,500	76,238
Worldline SA, non-registered shares[1]	2,389,946	66,828
Skandinaviska Enskilda Banken AB, Class A	4,087,767	48,690
MSCI, Inc.	63,000	32,324
Jio Financial Services, Ltd.[1]	9,506,062	26,466
FleetCor Technologies, Inc.[1]	90,311	23,060
		11,638,623

Communication services 6.64%
Meta Platforms, Inc., Class A1	8,925,534	2,679,535
Alphabet, Inc., Class C1	7,704,346	1,015,818
Alphabet, Inc., Class A1	7,591,194	993,384
Netflix, Inc.[1]	2,484,835	938,274
Tencent Holdings, Ltd.	10,457,800	405,293
Publicis Groupe SA	4,892,167	369,440
América Móvil, SAB de CV, Class B (ADR)	19,972,648	345,926
MTN Group, Ltd.	28,347,341	168,509
Singapore Telecommunications, Ltd.	90,361,500	159,395
Electronic Arts, Inc.	1,094,924	131,829
Bharti Airtel, Ltd.	9,114,000	101,694
Adevinta ASA[1]	10,055,968	99,189
Warner Music Group Corp., Class A	2,804,000	88,046
Cellnex Telecom, SA, non-registered shares	2,406,560	83,679
Take-Two Interactive Software, Inc.[1]	458,154	64,320
		7,644,331

Consumer staples 5.52%
Nestlé SA	10,469,389	1,182,218
Philip Morris International, Inc.	8,632,467	799,194
Costco Wholesale Corp.	1,153,037	651,420
Bunge, Ltd.	5,345,457	578,646
Mondelez International, Inc.	8,224,250	570,763
Carlsberg A/S, Class B	3,851,572	485,341
Monster Beverage Corp.[1]	6,208,702	328,751
L’Oréal SA, bonus shares	686,197	284,181

New Perspective Fund	9

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
L’Oréal SA, non-registered shares	103,478	$42,854
British American Tobacco PLC	8,302,619	260,636
Anheuser-Busch InBev SA/NV	3,411,233	187,850
Pernod Ricard SA	1,117,898	186,086
Reckitt Benckiser Group PLC	2,491,703	176,089
Carrefour SA, non-registered shares	9,814,929	168,792
Walgreens Boots Alliance, Inc.	6,265,868	139,353
Danone SA	1,963,352	108,173
KOSÉ Corp.	902,400	65,418
Uni-Charm Corp.	1,782,600	62,894
General Mills, Inc.	700,843	44,847
Varun Beverages, Ltd.	2,003,018	22,798
		6,346,304

Materials 4.81%
Sherwin-Williams Co.	2,862,020	729,958
Sika AG	2,506,036	635,173
Shin-Etsu Chemical Co., Ltd.	21,673,500	629,060
Linde PLC	1,422,447	529,648
Vale SA (ADR), ordinary nominative shares	29,265,595	392,159
Vale SA, ordinary nominative shares	398,352	5,356
First Quantum Minerals, Ltd.	15,165,714	358,305
Air Liquide SA, non-registered shares	1,422,175	239,661
Air Liquide SA, bonus shares	541,455	91,244
Corteva, Inc.	5,645,665	288,832
Rio Tinto PLC	3,859,539	242,445
Albemarle Corp.	1,424,556	242,232
Gerdau SA (ADR)	41,243,105	196,730
Mosaic Co.	4,622,518	164,562
Freeport-McMoRan, Inc.	3,993,765	148,928
Celanese Corp.	1,134,267	142,373
International Flavors & Fragrances, Inc.	2,025,192	138,057
Asahi Kasei Corp.	19,942,073	125,352
Grupo México, SAB de CV, Series B	18,140,000	85,862
LANXESS AG	2,785,238	70,868
DSM-Firmenich AG	622,231	52,563
Glencore PLC	2,377,300	13,595
Barrick Gold Corp.	725,989	10,563
		5,533,526

Energy 4.21%
Cenovus Energy, Inc. (CAD denominated)	42,479,867	884,469
TotalEnergies SE	12,686,944	834,894
BP PLC	94,182,760	608,124
Schlumberger NV	10,342,794	602,985
Reliance Industries, Ltd.	16,854,062	473,093
Baker Hughes Co., Class A	6,560,441	231,715
TC Energy Corp. (CAD denominated)[3]	6,593,388	226,746
Hess Corp.	1,464,587	224,082
ConocoPhillips	1,794,196	214,945
Canadian Natural Resources, Ltd. (CAD denominated)	2,716,889	175,705
Tourmaline Oil Corp.	2,934,403	147,665
Equinor ASA	3,193,514	104,704
INPEX Corp.	4,743,600	71,189
Antero Resources Corp.[1]	1,721,100	43,682
Gazprom PJSC[4]	84,876,650	—	[5]
LUKOIL Oil Co. PJSC[4]	580,410	—	[5]
Rosneft Oil Co. PJSC[4]	40,028,340	—	[5]
		4,843,998

Utilities 0.80%
Sempra	5,330,396	362,627
Engie SA	20,848,581	319,680
AES Corp.	11,645,500	177,011
Ørsted AS	1,143,654	62,264
		921,582

10	New Perspective Fund

Common stocks (continued)	Shares	Value (000)
Real estate 0.37%
Equinix, Inc. REIT	448,239	$325,538
Goodman Logistics (HK), Ltd. REIT	7,535,257	104,388
		429,926

Total common stocks (cost: $64,767,020,000)		106,768,337

Rights & warrants 0.00%
Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[1]	817,171	607

Total rights & warrants (cost: $0)		607

Short-term securities 7.32%	Weighted average yield at acquisition	Principal amount (000)
Commercial paper 2.92%
Caisse des Dépôts et Consignations 10/3/2023	5.122%	USD	345,000	344,796
Caisse des Dépôts et Consignations 10/6/2023	5.064		150,000	149,845
Caisse des Dépôts et Consignations 10/11/2023	4.663		200,000	199,645
Caisse des Dépôts et Consignations 10/16/2023	4.941		50,000	49,874
DNB Bank ASA 10/2/2023[6]	5.144		300,000	299,869
DNB Bank ASA 10/12/2023[6]	5.085		200,000	199,620
DNB Bank ASA 10/16/2023[6]	5.100		150,000	149,627
DNB Bank ASA 11/6/2023[6]	5.228		200,000	198,884
Mizuho Bank, Ltd. 10/18/2023[6]	5.176		50,000	49,860
Nestlé Finance International, Ltd. 10/2/2023[6]	5.090		100,000	99,957
Nestlé Finance International, Ltd. 10/19/2023[6]	5.153		50,000	49,855
Nestlé Finance International, Ltd. 10/30/2023[6]	5.074		108,000	107,512
Nordea Bank AB 12/12/2023[6]	5.285		250,000	247,267
NRW.Bank 10/10/2023[6]	4.992		50,000	49,919
NRW.Bank 10/18/2023[6]	5.114		300,000	299,162
Sanofi 11/6/2023[6]	5.254		300,000	298,313
Sumitomo Mitsui Banking Corp. 12/14/2023[6]	5.351		200,000	197,703
Swedbank AB 12/12/2023	5.359		300,000	296,713
TotalEnergies Capital 10/3/2023[6]	5.187		71,000	70,958
				3,359,379

Bonds & notes of governments & government agencies outside the U.S. 2.85%
BNG Bank NV 10/2/2023[6]	5.018		300,000	299,868
BNG Bank NV 10/3/2023[6]	5.026		250,000	249,853
BNG Bank NV 10/5/2023[6]	4.586		50,000	49,956
BNG Bank NV 10/10/2023[6]	5.044		100,000	99,838
BNG Bank NV 10/12/2023[6]	5.177		50,000	49,904
Export Development Canada 10/17/2023	5.190		40,000	39,894
FMS Wertmanagement 10/2/2023[6]	4.978		300,000	299,869
FMS Wertmanagement 10/4/2023[6]	4.991		200,000	199,854
Hydro-Québec 10/6/2023[6]	5.089		125,000	124,872
Nederlandse Waterschapsbank NV 10/3/2023[6]	5.118		175,000	174,896
Nederlandse Waterschapsbank NV 10/4/2023[6]	5.025		100,000	99,926
Nederlandse Waterschapsbank NV 10/6/2023[6]	5.166		425,000	424,559
Nederlandse Waterschapsbank NV 10/16/2023[6]	5.154		120,000	119,697
Oesterreich Kontrollbank 10/18/2023	5.093		120,600	120,261
Oesterreich Kontrollbank 10/24/2023	4.870		225,000	224,166
Québec (Province of) 10/3/2023[6]	5.182		150,000	149,912
Québec (Province of) 10/4/2023[6]	5.172		250,000	249,817
Québec (Province of) 10/6/2023[6]	5.163		150,000	149,846
Québec (Province of) 10/11/2023[6]	5.123		150,000	149,736
				3,276,724

New Perspective Fund	11

Short-term securities (continued)	Shares	Value (000)
Money market investments 1.24%
Capital Group Central Cash Fund 5.44%[2,7]	14,263,781	$1,426,235

Money market investments purchased with collateral from securities on loan 0.31%
Capital Group Central Cash Fund 5.44%[2,7,8]	602,266	60,221
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.26%[7,8]	52,298,191	52,298
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.24%[7,8]	43,400,000	43,400
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.23%[7,8]	43,400,000	43,400
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.27%[7,8]	43,400,000	43,400
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.24%[7,8]	39,800,000	39,800
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%[7,8]	36,100,000	36,100
Fidelity Investments Money Market Government Portfolio, Class I 5.23%[7,8]	25,300,000	25,300
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.27%[7,8]	18,000,000	18,000
		361,919

Total short-term securities (cost: $8,426,158,000)		8,424,257
Total investment securities 100.10% (cost: $73,193,178,000)		115,193,201
Other assets less liabilities (0.10)%		(114,707)

Net assets 100.00%		$115,078,494

Investments in affiliates2

	Value of affiliates at 10/1/2022 (000)	Additions (000)	Reductions (000)		Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)
Common stocks 0.84%
Information technology 0.50%
GoDaddy, Inc., Class A1	$558,982	$—	$18,917		$(1,910)	$30,669	$568,824	$—
Consumer discretionary 0.34%
Entain PLC	181,810	338,101	23,686		(3,234)	(100,447)	392,544	6,406
Total common stocks							961,368
Short-term securities 1.29%
Money market investments 1.24%
Capital Group Central Cash Fund 5.44%[7]	7,524,722	9,887,395	15,986,773		1,255	(364)	1,426,235	299,670
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 5.44%[7,8]	158,028		97,807	[9]			60,221	—	[10]
Total short-term securities							1,486,456
Total 2.13%					$(3,889)	$(70,142)	$2,447,824	$306,076

[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $528,865,000, which represented .46% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,210,909,000, which represented 4.53% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 9/30/2023.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

12	New Perspective Fund

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
REIT = Real Estate Investment Trust
USD = U.S. dollars

Refer to the notes to financial statements.

New Perspective Fund	13

Financial statements

Statement of assets and liabilities
at September 30, 2023	(dollars in thousands)

Assets:
Investment securities, at value (includes $528,865 of investment securities on loan):
Unaffiliated issuers (cost: $70,759,621)	$112,745,377
Affiliated issuers (cost: $2,433,557)	2,447,824	$115,193,201
Cash		2,051
Cash denominated in currencies other than U.S. dollars (cost: $4,526)		4,526
Receivables for:
Sales of investments	239,687
Sales of fund’s shares	94,432
Dividends	173,181
Securities lending income	48
Other	22	507,370
		115,707,148
Liabilities:
Collateral for securities on loan		361,919
Payables for:
Purchases of investments	82,162
Repurchases of fund’s shares	75,186
Investment advisory services	35,831
Services provided by related parties	18,577
Trustees’ deferred compensation	6,536
U.S. and non-U.S. taxes	45,823
Other	2,620	266,735
Net assets at September 30, 2023		$115,078,494

Net assets consist of:
Capital paid in on shares of beneficial interest		$66,957,212
Total distributable earnings		48,121,282
Net assets at September 30, 2023		$115,078,494

Refer to the notes to financial statements.

14	New Perspective Fund

Financial statements (continued)

Statement of assets and liabilities
at September 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,177,624 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$51,215,733	967,568		$52.93
Class C	1,045,442	21,125		49.49
Class T	14	—	*	52.97
Class F-1	1,333,312	25,384		52.53
Class F-2	14,788,270	280,208		52.78
Class F-3	9,917,651	186,967		53.04
Class 529-A	2,709,697	52,014		52.10
Class 529-C	65,826	1,336		49.28
Class 529-E	81,359	1,585		51.33
Class 529-T	19	—	*	52.94
Class 529-F-1	11	—	*	51.91
Class 529-F-2	260,683	4,925		52.93
Class 529-F-3	12	—	*	52.88
Class R-1	54,393	1,111		48.96
Class R-2	474,951	9,591		49.52
Class R-2E	64,155	1,247		51.45
Class R-3	1,236,278	24,120		51.26
Class R-4	1,709,152	32,866		52.00
Class R-5E	248,049	4,725		52.49
Class R-5	1,225,969	23,143		52.97
Class R-6	28,647,518	539,709		53.08

*	Amount less than one thousand.

Refer to the notes to financial statements.

New Perspective Fund	15

Financial statements (continued)

Statement of operations
for the year ended September 30, 2023	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $69,898; also includes $306,076 from affiliates)	$1,940,382
Interest from unaffiliated issuers	25,697
Securities lending income (net of fees)	5,093	$1,971,172
Fees and expenses*:
Investment advisory services	416,355
Distribution services	159,056
Transfer agent services	73,310
Administrative services	33,849
529 plan services	1,868
Reports to shareholders	2,509
Registration statement and prospectus	1,634
Trustees’ compensation	1,365
Auditing and legal	224
Custodian	12,701
State and local taxes	10
Other	231	703,112
Net investment income		1,268,060

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $25,400):
Unaffiliated issuers	5,320,615
Affiliated issuers	(3,889)
Currency transactions	(243)	5,316,483
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $38,177):
Unaffiliated issuers	14,309,758
Affiliated issuers	(70,142)
Currency translations	2,932	14,242,548
Net realized gain and unrealized appreciation		19,559,031

Net increase in net assets resulting from operations		$20,827,091

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Statements of changes in net assets
(dollars in thousands)

	Year ended September 30,
	2023	2022
Operations:
Net investment income	$1,268,060	$956,763
Net realized gain	5,316,483	4,336,481
Net unrealized appreciation (depreciation)	14,242,548	(42,277,002)
Net increase (decrease) in net assets resulting from operations	20,827,091	(36,983,758)

Distributions paid to shareholders	(4,357,036)	(9,964,566)

Net capital share transactions	(119,274)	4,708,538

Total increase (decrease) in net assets	16,350,781	(42,239,786)

Net assets:
Beginning of year	98,727,713	140,967,499
End of year	$115,078,494	$98,727,713

Refer to the notes to financial statements.

16	New Perspective Fund

Notes to financial statements

1. Organization

New Perspective Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

New Perspective Fund	17

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset

18	New Perspective Fund

value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$16,312,781	$6,062,020	$—		$22,374,801
Health care	11,895,580	7,127,569	—		19,023,149
Consumer discretionary	8,473,923	5,851,224	—		14,325,147
Industrials	6,867,669	6,819,281	—		13,686,950
Financials	6,731,296	4,907,327	—		11,638,623
Communication services	6,257,132	1,387,199	—		7,644,331
Consumer staples	3,112,974	3,233,330	—		6,346,304
Materials	3,433,565	2,099,961	—		5,533,526
Energy	2,751,994	2,092,004	—	*	4,843,998
Utilities	539,638	381,944	—		921,582
Real estate	325,538	104,388	—		429,926
Rights & warrants	607	—	—		607
Short-term securities	1,788,154	6,636,103	—		8,424,257
Total	$68,490,851	$46,702,350	$—	*	$115,193,201

*	Amount less than one thousand.

New Perspective Fund	19

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below

20	New Perspective Fund

preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of September 30, 2023, the total value of securities on loan was $528,865,000, and the total value of collateral received was $550,964,000. Collateral received includes cash of $361,919,000 and U.S. government securities of $189,045,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended September 30, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended September 30, 2023, the fund recognized $272,000 in reclaims (net of the effect of realized gain or loss from currency translations) and $12,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended September 30, 2023, the fund reclassified $357,895,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

New Perspective Fund	21

As of September 30, 2023, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$1,088,934
Undistributed long-term capital gains	5,334,920
Gross unrealized appreciation on investments	45,511,245
Gross unrealized depreciation on investments	(3,768,247)
Net unrealized appreciation on investments	41,742,998
Cost of investments	73,450,203

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Year ended September 30, 2023						Year ended September 30, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$383,939		$1,525,250		$1,909,189		$212,420		$4,260,431	$4,472,851
Class C	—		36,500		36,500		—		113,317	113,317
Class T	—	*	—	*	—	*	—	*	1	1
Class F-1	9,649		41,956		51,605		4,611		123,163	127,774
Class F-2	142,815		441,703		584,518		104,361		1,280,310	1,384,671
Class F-3	104,143		286,540		390,683		72,932		753,086	826,018
Class 529-A	20,038		82,753		102,791		10,151		227,774	237,925
Class 529-C	—		2,423		2,423		—		8,087	8,087
Class 529-E	419		2,594		3,013		61		7,447	7,508
Class 529-T	—	*	1		1		—	*	1	1
Class 529-F-1	—	*	—	*	—	*	—	*	1	1
Class 529-F-2	2,388		7,200		9,588		1,401		17,623	19,024
Class 529-F-3	—	*	—	*	—	*	—	*	1	1
Class R-1	33		1,844		1,877		—		5,258	5,258
Class R-2	—		15,442		15,442		—		45,072	45,072
Class R-2E	180		1,940		2,120		—		5,132	5,132
Class R-3	5,162		39,350		44,512		—		118,689	118,689
Class R-4	12,684		54,137		66,821		7,215		167,504	174,719
Class R-5E	2,140		7,081		9,221		1,755		23,331	25,086
Class R-5	15,766		45,874		61,640		12,060		135,522	147,582
Class R-6	283,991		781,101		1,065,092		197,997		2,047,852	2,245,849
Total	$983,347		$3,373,689		$4,357,036		$624,964		$9,339,602	$9,964,566

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.348% on such assets in excess of $144 billion. For the year ended September 30, 2023, the investment advisory services fees were $416,355,000, which were equivalent to an annualized rate of 0.369% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the

22	New Perspective Fund

amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of September 30, 2023, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended September 30, 2023, the 529 plan services fees were $1,868,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class.

New Perspective Fund	23

For the year ended September 30, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$122,256	$45,428		$15,256		Not applicable
Class C	10,965	984		330		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	3,377	1,820		412		Not applicable
Class F-2	Not applicable	15,679		4,387		Not applicable
Class F-3	Not applicable	128		2,896		Not applicable
Class 529-A	6,197	2,223		815		$1,626
Class 529-C	719	60		21		43
Class 529-E	414	38		25		50
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	75		75		149
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	551	51		17		Not applicable
Class R-2	3,577	1,641		143		Not applicable
Class R-2E	385	129		19		Not applicable
Class R-3	6,276	1,893		376		Not applicable
Class R-4	4,339	1,757		521		Not applicable
Class R-5E	Not applicable	366		72		Not applicable
Class R-5	Not applicable	683		391		Not applicable
Class R-6	Not applicable	355		8,093		Not applicable
Total class-specific expenses	$159,056	$73,310		$33,849		$1,868

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,365,000 in the fund’s statement of operations reflects $532,000 in current fees (either paid in cash or deferred) and a net increase of $833,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended September 30, 2023, the fund engaged in such purchase and sale transactions with related funds in the amounts of $700,468,000 and $505,275,000, respectively, which generated $38,353,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended September 30, 2023.

24	New Perspective Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2023

Class A	$2,254,217	43,576	$1,863,282		38,730		$(5,182,967)	(101,172)	$(1,065,468)	(18,866)
Class C	107,439	2,218	36,249		801		(290,680)	(6,021)	(146,992)	(3,002)
Class T	—	—	—		—		—	—	—	—
Class F-1	115,058	2,225	51,111		1,070		(278,474)	(5,408)	(112,305)	(2,113)
Class F-2	2,622,514	50,837	555,496		11,599		(3,790,176)	(74,483)	(612,166)	(12,047)
Class F-3	1,796,939	35,230	387,145		8,050		(2,018,401)	(39,664)	165,683	3,616
Class 529-A	203,036	3,975	102,769		2,171		(367,865)	(7,170)	(62,060)	(1,024)
Class 529-C	12,631	262	2,423		54		(30,005)	(622)	(14,951)	(306)
Class 529-E	6,400	126	3,013		64		(14,187)	(281)	(4,774)	(91)
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	47,361	916	9,587		200		(36,754)	(706)	20,194	410
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	6,388	133	1,856		41		(12,049)	(250)	(3,805)	(76)
Class R-2	69,849	1,441	15,434		341		(106,623)	(2,213)	(21,340)	(431)
Class R-2E	14,331	285	2,120		45		(16,705)	(330)	(254)	— †
Class R-3	185,488	3,707	44,460		952		(334,474)	(6,732)	(104,526)	(2,073)
Class R-4	182,351	3,571	66,492		1,406		(384,379)	(7,656)	(135,536)	(2,679)
Class R-5E	59,488	1,156	9,222		193		(60,874)	(1,175)	7,836	174
Class R-5	119,164	2,293	61,558		1,281		(527,706)	(10,779)	(346,984)	(7,205)
Class R-6	3,778,982	73,343	1,060,341		22,035		(2,521,150)	(49,173)	2,318,173	46,205
Total net increase (decrease)	$11,581,636	225,294	$4,272,559		89,033		$(15,973,469)	(313,835)	$(119,274)	492

Refer to the end of the table for footnotes.

New Perspective Fund	25

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2022

Class A	$3,095,317	52,679	$4,369,044	67,979		$(5,944,839)	(102,528)	$1,519,522	18,130
Class C	155,349	2,800	112,508	1,858		(364,174)	(6,709)	(96,317)	(2,051)
Class T	—	—	—	—		—	—	—	—
Class F-1	161,053	2,764	126,426	1,982		(296,575)	(5,215)	(9,096)	(469)
Class F-2	3,661,017	63,378	1,318,970	20,612		(4,429,575)	(78,610)	550,412	5,380
Class F-3	2,240,510	38,735	818,463	12,737		(2,110,526)	(36,968)	948,447	14,504
Class 529-A	261,941	4,516	237,893	3,757		(389,605)	(6,849)	110,229	1,424
Class 529-C	16,246	297	8,087	134		(39,760)	(722)	(15,427)	(291)
Class 529-E	7,650	133	7,507	120		(15,468)	(271)	(311)	(18)
Class 529-T	—	—	2	—	†	—	—	2	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	50,274	857	19,021	296		(31,463)	(540)	37,832	613
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	8,666	163	5,200	87		(16,125)	(289)	(2,259)	(39)
Class R-2	85,104	1,551	45,011	742		(156,847)	(2,784)	(26,732)	(491)
Class R-2E	16,066	281	5,132	82		(18,738)	(323)	2,460	40
Class R-3	226,377	3,949	118,563	1,899		(396,613)	(6,953)	(51,673)	(1,105)
Class R-4	231,797	4,009	174,708	2,765		(560,810)	(9,949)	(154,305)	(3,175)
Class R-5E	104,801	1,803	25,086	394		(180,238)	(3,081)	(50,351)	(884)
Class R-5	219,563	3,683	147,451	2,297		(374,646)	(6,497)	(7,632)	(517)
Class R-6	4,135,453	73,292	2,237,982	34,800		(4,419,700)	(76,696)	1,953,735	31,396
Total net increase (decrease)	$14,677,184	254,890	$9,777,056	152,541		$(19,745,702)	(344,984)	$4,708,538	62,447

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $18,133,743,000 and $22,160,738,000, respectively, during the year ended September 30, 2023.

26	New Perspective Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
9/30/2023	$45.43	$.52	$8.95	$9.47	$(.40)	$(1.57)	$(1.97)	$52.93	21.28%	$51,216		.75%		.75%		1.00%
9/30/2022	66.78	.38	(17.08)	(16.70)	(.22)	(4.43)	(4.65)	45.43	(27.04)	44,810		.72		.72		.65
9/30/2021	53.81	.32	15.15	15.47	(.08)	(2.42)	(2.50)	66.78	29.31	64,660		.72		.72		.50
9/30/2020	44.52	.27	10.76	11.03	(.48)	(1.26)	(1.74)	53.81	25.33	50,986		.75		.75		.57
9/30/2019	46.89	.37	.12	.49	(.45)	(2.41)	(2.86)	44.52	2.55	42,567		.75		.75		.85
Class C:
9/30/2023	42.54	.11	8.41	8.52	—	(1.57)	(1.57)	49.49	20.38	1,045		1.50		1.50		.23
9/30/2022	63.06	(.07)	(16.02)	(16.09)	—	(4.43)	(4.43)	42.54	(27.60)	1,026		1.47		1.47		(.12)
9/30/2021	51.23	(.15)	14.40	14.25	—	(2.42)	(2.42)	63.06	28.36	1,651		1.47		1.47		(.25)
9/30/2020	42.46	(.08)	10.25	10.17	(.14)	(1.26)	(1.40)	51.23	24.39	1,395		1.49		1.49		(.18)
9/30/2019	44.80	.03	.14	.17	(.10)	(2.41)	(2.51)	42.46	1.76	1,442		1.52		1.52		.07
Class T:
9/30/2023	45.46	.66	8.95	9.61	(.53)	(1.57)	(2.10)	52.97	21.62 [5]	—	[6]	.47	[5]	.47	[5]	1.28	[5]
9/30/2022	66.82	.51	(17.07)	(16.56)	(.37)	(4.43)	(4.80)	45.46	(26.87)[5]	—	[6]	.48	[5]	.48	[5]	.88	[5]
9/30/2021	53.83	.46	15.15	15.61	(.20)	(2.42)	(2.62)	66.82	29.60 [5]	—	[6]	.50	[5]	.50	[5]	.73	[5]
9/30/2020	44.53	.38	10.76	11.14	(.58)	(1.26)	(1.84)	53.83	25.62 [5]	—	[6]	.50	[5]	.50	[5]	.82	[5]
9/30/2019	46.91	.46	.11	.57	(.54)	(2.41)	(2.95)	44.53	2.80 [5]	—	[6]	.53	[5]	.53	[5]	1.07	[5]
Class F-1:
9/30/2023	45.08	.49	8.89	9.38	(.36)	(1.57)	(1.93)	52.53	21.22	1,333		.79		.79		.95
9/30/2022	66.29	.34	(16.95)	(16.61)	(.17)	(4.43)	(4.60)	45.08	(27.10)	1,239		.77		.77		.58
9/30/2021	53.43	.27	15.06	15.33	(.05)	(2.42)	(2.47)	66.29	29.24	1,854		.78		.78		.43
9/30/2020	44.21	.24	10.69	10.93	(.45)	(1.26)	(1.71)	53.43	25.27	1,804		.79		.79		.52
9/30/2019	46.57	.33	.12	.45	(.40)	(2.41)	(2.81)	44.21	2.47	1,677		.82		.82		.78
Class F-2:
9/30/2023	45.30	.63	8.93	9.56	(.51)	(1.57)	(2.08)	52.78	21.57	14,788		.52		.52		1.22
9/30/2022	66.61	.49	(17.01)	(16.52)	(.36)	(4.43)	(4.79)	45.30	(26.90)	13,240		.51		.51		.85
9/30/2021	53.67	.45	15.10	15.55	(.19)	(2.42)	(2.61)	66.61	29.60	19,110		.51		.51		.72
9/30/2020	44.40	.38	10.73	11.11	(.58)	(1.26)	(1.84)	53.67	25.61	14,016		.53		.53		.80
9/30/2019	46.81	.46	.09	.55	(.55)	(2.41)	(2.96)	44.40	2.74	10,234		.54		.54		1.07
Class F-3:
9/30/2023	45.53	.69	8.96	9.65	(.57)	(1.57)	(2.14)	53.04	21.69	9,918		.42		.42		1.33
9/30/2022	66.93	.56	(17.10)	(16.54)	(.43)	(4.43)	(4.86)	45.53	(26.83)	8,349		.41		.41		.96
9/30/2021	53.90	.53	15.16	15.69	(.24)	(2.42)	(2.66)	66.93	29.72	11,301		.41		.41		.83
9/30/2020	44.58	.43	10.77	11.20	(.62)	(1.26)	(1.88)	53.90	25.74	7,784		.42		.42		.91
9/30/2019	46.98	.51	.08	.59	(.58)	(2.41)	(2.99)	44.58	2.85	5,324		.44		.44		1.18
Class 529-A:
9/30/2023	44.74	.49	8.82	9.31	(.38)	(1.57)	(1.95)	52.10	21.25	2,710		.79		.79		.96
9/30/2022	65.84	.35	(16.82)	(16.47)	(.20)	(4.43)	(4.63)	44.74	(27.08)	2,373		.75		.75		.61
9/30/2021	53.09	.29	14.94	15.23	(.06)	(2.42)	(2.48)	65.84	29.26	3,398		.76		.76		.46
9/30/2020	43.94	.25	10.61	10.86	(.45)	(1.26)	(1.71)	53.09	25.27	2,696		.79		.79		.53
9/30/2019	46.31	.33	.12	.45	(.41)	(2.41)	(2.82)	43.94	2.47	2,163		.82		.82		.78

Refer to the end of the table for footnotes.

New Perspective Fund	27

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
9/30/2023	$42.39	$.08	$8.38	$8.46	$—	$(1.57)	$(1.57)	$49.28	20.31%		$66		1.56%		1.56%		.17%
9/30/2022	62.88	(.10)	(15.96)	(16.06)	—	(4.43)	(4.43)	42.39	(27.65)		70		1.52		1.52		(.19)
9/30/2021	51.12	(.18)	14.36	14.18	—	(2.42)	(2.42)	62.88	28.30		121		1.52		1.52		(.30)
9/30/2020	42.35	(.11)	10.24	10.13	(.10)	(1.26)	(1.36)	51.12	24.35		119		1.54		1.54		(.24)
9/30/2019	44.66	.01	.15	.16	(.06)	(2.41)	(2.47)	42.35	1.71		240		1.57		1.57		.02
Class 529-E:
9/30/2023	44.09	.36	8.70	9.06	(.25)	(1.57)	(1.82)	51.33	20.97		81		1.02		1.02		.72
9/30/2022	64.94	.20	(16.58)	(16.38)	(.04)	(4.43)	(4.47)	44.09	(27.25)		74		.99		.99		.36
9/30/2021	52.46	.14	14.76	14.90	—	(2.42)	(2.42)	64.94	28.94		110		1.00		1.00		.23
9/30/2020	43.44	.14	10.49	10.63	(.35)	(1.26)	(1.61)	52.46	24.99		91		1.01		1.01		.30
9/30/2019	45.79	.23	.14	.37	(.31)	(2.41)	(2.72)	43.44	2.24		82		1.04		1.04		.55
Class 529-T:
9/30/2023	45.43	.64	8.95	9.59	(.51)	(1.57)	(2.08)	52.94	21.58	[5]	—	[6]	.52	[5]	.52	[5]	1.23	[5]
9/30/2022	66.78	.49	(17.07)	(16.58)	(.34)	(4.43)	(4.77)	45.43	(26.91)[5]		—	[6]	.53	[5]	.53	[5]	.84	[5]
9/30/2021	53.80	.43	15.14	15.57	(.17)	(2.42)	(2.59)	66.78	29.53	[5]	—	[6]	.55	[5]	.55	[5]	.68	[5]
9/30/2020	44.51	.36	10.75	11.11	(.56)	(1.26)	(1.82)	53.80	25.55	[5]	—	[6]	.56	[5]	.56	[5]	.77	[5]
9/30/2019	46.89	.44	.11	.55	(.52)	(2.41)	(2.93)	44.51	2.73	[5]	—	[6]	.57	[5]	.57	[5]	1.03	[5]
Class 529-F-1:
9/30/2023	44.59	.58	8.78	9.36	(.47)	(1.57)	(2.04)	51.91	21.46	[5]	—	[6]	.61	[5]	.61	[5]	1.14	[5]
9/30/2022	65.65	.44	(16.75)	(16.31)	(.32)	(4.43)	(4.75)	44.59	(26.96)[5]		—	[6]	.60	[5]	.60	[5]	.77	[5]
9/30/2021	52.99	(.02)	15.34	15.32	(.24)	(2.42)	(2.66)	65.65	29.51	[5]	—	[6]	.51	[5]	.51	[5]	(.04)[5]
9/30/2020	43.86	.35	10.60	10.95	(.56)	(1.26)	(1.82)	52.99	25.55		180		.56		.56		.76
9/30/2019	46.28	.43	.09	.52	(.53)	(2.41)	(2.94)	43.86	2.72		142		.59		.59		1.03
Class 529-F-2:
9/30/2023	45.44	.65	8.93	9.58	(.52)	(1.57)	(2.09)	52.93	21.59		261		.51		.51		1.25
9/30/2022	66.78	.50	(17.06)	(16.56)	(.35)	(4.43)	(4.78)	45.44	(26.91)		205		.51		.51		.87
9/30/2021[7,8]	52.26	.44	16.68	17.12	(.18)	(2.42)	(2.60)	66.78	33.39	[9]	260		.54	[10]	.54	[10]	.75	[10]
Class 529-F-3:
9/30/2023	45.40	.66	8.93	9.59	(.54)	(1.57)	(2.11)	52.88	21.60		—	[6]	.48		.48		1.27
9/30/2022	66.74	.52	(17.04)	(16.52)	(.39)	(4.43)	(4.82)	45.40	(26.85)		—	[6]	.46		.46		.90
9/30/2021[7,8]	52.26	.48	16.67	17.15	(.25)	(2.42)	(2.67)	66.74	33.44	[9]	—	[6]	.52	[10]	.47	[10]	.82	[10]
Class R-1:
9/30/2023	42.12	.12	8.32	8.44	(.03)	(1.57)	(1.60)	48.96	20.40		54		1.50		1.50		.25
9/30/2022	62.49	(.07)	(15.87)	(15.94)	—	(4.43)	(4.43)	42.12	(27.61)		50		1.49		1.49		(.13)
9/30/2021	50.81	(.17)	14.27	14.10	—	(2.42)	(2.42)	62.49	28.29		77		1.50		1.50		(.28)
9/30/2020	42.09	(.09)	10.17	10.08	(.10)	(1.26)	(1.36)	50.81	24.38		69		1.52		1.52		(.21)
9/30/2019	44.41	.02	.15	.17	(.08)	(2.41)	(2.49)	42.09	1.73		71		1.54		1.54		.05

Refer to the end of the table for footnotes.

28	New Perspective Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
9/30/2023	$42.57	$.11	$8.41	$8.52	$—	$(1.57)	$(1.57)	$49.52	20.37%	$475	1.51%	1.51%	.24%
9/30/2022	63.12	(.08)	(16.04)	(16.12)	—	(4.43)	(4.43)	42.57	(27.63)	427	1.51	1.51	(.15)
9/30/2021	51.30	(.17)	14.41	14.24	—	(2.42)	(2.42)	63.12	28.30	663	1.50	1.50	(.28)
9/30/2020	42.52	(.09)	10.27	10.18	(.14)	(1.26)	(1.40)	51.30	24.38	571	1.52	1.52	(.20)
9/30/2019	44.85	.02	.15	.17	(.09)	(2.41)	(2.50)	42.52	1.73	518	1.54	1.54	.06
Class R-2E:
9/30/2023	44.18	.27	8.72	8.99	(.15)	(1.57)	(1.72)	51.45	20.72	64	1.22	1.22	.53
9/30/2022	65.16	.09	(16.64)	(16.55)	—	(4.43)	(4.43)	44.18	(27.42)	55	1.21	1.21	.15
9/30/2021	52.74	.01	14.83	14.84	—	(2.42)	(2.42)	65.16	28.69	79	1.21	1.21	.02
9/30/2020	43.68	.04	10.55	10.59	(.27)	(1.26)	(1.53)	52.74	24.73	68	1.23	1.23	.09
9/30/2019	46.02	.16	.13	.29	(.22)	(2.41)	(2.63)	43.68	2.05	65	1.24	1.24	.38
Class R-3:
9/30/2023	44.01	.34	8.69	9.03	(.21)	(1.57)	(1.78)	51.26	20.91	1,236	1.07	1.07	.68
9/30/2022	64.83	.17	(16.56)	(16.39)	—	(4.43)	(4.43)	44.01	(27.30)	1,153	1.06	1.06	.30
9/30/2021	52.40	.10	14.75	14.85	—	(2.42)	(2.42)	64.83	28.88	1,770	1.06	1.06	.16
9/30/2020	43.39	.11	10.48	10.59	(.32)	(1.26)	(1.58)	52.40	24.91	1,557	1.07	1.07	.25
9/30/2019	45.73	.21	.13	.34	(.27)	(2.41)	(2.68)	43.39	2.21	1,488	1.09	1.09	.50
Class R-4:
9/30/2023	44.65	.49	8.80	9.29	(.37)	(1.57)	(1.94)	52.00	21.27	1,709	.77	.77	.97
9/30/2022	65.70	.34	(16.77)	(16.43)	(.19)	(4.43)	(4.62)	44.65	(27.08)	1,587	.76	.76	.59
9/30/2021	52.98	.29	14.92	15.21	(.07)	(2.42)	(2.49)	65.70	29.26	2,544	.76	.76	.47
9/30/2020	43.85	.25	10.60	10.85	(.46)	(1.26)	(1.72)	52.98	25.30	2,166	.77	.77	.55
9/30/2019	46.23	.34	.11	.45	(.42)	(2.41)	(2.83)	43.85	2.49	1,977	.79	.79	.81
Class R-5E:
9/30/2023	45.06	.61	8.87	9.48	(.48)	(1.57)	(2.05)	52.49	21.49	248	.57	.57	1.18
9/30/2022	66.28	.46	(16.92)	(16.46)	(.33)	(4.43)	(4.76)	45.06	(26.94)	205	.56	.56	.78
9/30/2021	53.43	.43	15.03	15.46	(.19)	(2.42)	(2.61)	66.28	29.54	360	.55	.55	.69
9/30/2020	44.22	.36	10.68	11.04	(.57)	(1.26)	(1.83)	53.43	25.56	220	.56	.56	.76
9/30/2019	46.69	.48	.05	.53	(.59)	(2.41)	(3.00)	44.22	2.72	123	.57	.57	1.13
Class R-5:
9/30/2023	45.47	.64	8.97	9.61	(.54)	(1.57)	(2.11)	52.97	21.62	1,226	.47	.47	1.25
9/30/2022	66.84	.53	(17.08)	(16.55)	(.39)	(4.43)	(4.82)	45.47	(26.86)	1,380	.46	.46	.90
9/30/2021	53.84	.48	15.16	15.64	(.22)	(2.42)	(2.64)	66.84	29.65	2,063	.46	.46	.77
9/30/2020	44.53	.40	10.77	11.17	(.60)	(1.26)	(1.86)	53.84	25.68	1,742	.46	.46	.85
9/30/2019	46.92	.48	.10	.58	(.56)	(2.41)	(2.97)	44.53	2.82	1,606	.49	.49	1.11
Class R-6:
9/30/2023	45.56	.69	8.97	9.66	(.57)	(1.57)	(2.14)	53.08	21.70	28,648	.42	.42	1.34
9/30/2022	66.97	.56	(17.11)	(16.55)	(.43)	(4.43)	(4.86)	45.56	(26.83)	22,485	.41	.41	.96
9/30/2021	53.94	.52	15.17	15.69	(.24)	(2.42)	(2.66)	66.97	29.71	30,946	.41	.41	.81
9/30/2020	44.61	.43	10.78	11.21	(.62)	(1.26)	(1.88)	53.94	25.74	26,119	.42	.42	.91
9/30/2019	47.00	.51	.09	.60	(.58)	(2.41)	(2.99)	44.61	2.88	19,586	.44	.44	1.18

Refer to the end of the table for footnotes.

New Perspective Fund	29

Financial highlights (continued)

	Year ended September 30,
	2023	2022	2021	2020	2019
Portfolio turnover rate for all share classes[11]	17%	21%	22%	26%[12]	20%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[12]	Includes the value of securities sold due to redemptions of shares in-kind. The rates would have been 25% for the year ended September 30, 2020, if the value of securities sold due to in-kind redemptions were excluded.

Refer to the notes to financial statements.

30	New Perspective Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of New Perspective Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of New Perspective Fund (the “Fund”), including the investment portfolio, as of September 30, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Costa Mesa, California
November 9, 2023

We have served as the auditor of one or more American Funds investment companies since 1956.

New Perspective Fund	31

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2023, through September 30, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

32	New Perspective Fund

Expense example (continued)

	Beginning account value 4/1/2023	Ending account value 9/30/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,014.93	$3.69	.73%
Class A – assumed 5% return	1,000.00	1,021.41	3.70	.73
Class C – actual return	1,000.00	1,011.03	7.51	1.49
Class C – assumed 5% return	1,000.00	1,017.60	7.54	1.49
Class T – actual return	1,000.00	1,016.28	2.27	.45
Class T – assumed 5% return	1,000.00	1,022.81	2.28	.45
Class F-1 – actual return	1,000.00	1,014.48	3.99	.79
Class F-1 – assumed 5% return	1,000.00	1,021.11	4.00	.79
Class F-2 – actual return	1,000.00	1,016.17	2.63	.52
Class F-2 – assumed 5% return	1,000.00	1,022.46	2.64	.52
Class F-3 – actual return	1,000.00	1,016.46	2.07	.41
Class F-3 – assumed 5% return	1,000.00	1,023.01	2.08	.41
Class 529-A – actual return	1,000.00	1,014.80	3.89	.77
Class 529-A – assumed 5% return	1,000.00	1,021.21	3.90	.77
Class 529-C – actual return	1,000.00	1,010.68	7.81	1.55
Class 529-C – assumed 5% return	1,000.00	1,017.30	7.84	1.55
Class 529-E – actual return	1,000.00	1,013.61	5.10	1.01
Class 529-E – assumed 5% return	1,000.00	1,020.00	5.11	1.01
Class 529-T – actual return	1,000.00	1,016.13	2.53	.50
Class 529-T – assumed 5% return	1,000.00	1,022.56	2.54	.50
Class 529-F-1 – actual return	1,000.00	1,015.67	3.08	.61
Class 529-F-1 – assumed 5% return	1,000.00	1,022.01	3.09	.61
Class 529-F-2 – actual return	1,000.00	1,016.15	2.53	.50
Class 529-F-2 – assumed 5% return	1,000.00	1,022.56	2.54	.50
Class 529-F-3 – actual return	1,000.00	1,016.35	2.38	.47
Class 529-F-3 – assumed 5% return	1,000.00	1,022.71	2.38	.47
Class R-1 – actual return	1,000.00	1,011.17	7.51	1.49
Class R-1 – assumed 5% return	1,000.00	1,017.60	7.54	1.49
Class R-2 – actual return	1,000.00	1,011.00	7.51	1.49
Class R-2 – assumed 5% return	1,000.00	1,017.60	7.54	1.49
Class R-2E – actual return	1,000.00	1,012.38	6.05	1.20
Class R-2E – assumed 5% return	1,000.00	1,019.05	6.07	1.20
Class R-3 – actual return	1,000.00	1,013.46	5.35	1.06
Class R-3 – assumed 5% return	1,000.00	1,019.75	5.37	1.06
Class R-4 – actual return	1,000.00	1,014.83	3.84	.76
Class R-4 – assumed 5% return	1,000.00	1,021.26	3.85	.76
Class R-5E – actual return	1,000.00	1,015.89	2.83	.56
Class R-5E – assumed 5% return	1,000.00	1,022.26	2.84	.56
Class R-5 – actual return	1,000.00	1,016.28	2.33	.46
Class R-5 – assumed 5% return	1,000.00	1,022.76	2.33	.46
Class R-6 – actual return	1,000.00	1,016.64	2.07	.41
Class R-6 – assumed 5% return	1,000.00	1,023.01	2.08	.41

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

New Perspective Fund	33

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended September 30, 2023:

Long-term capital gains	$3,373,790,000
Foreign taxes	$0.04 per share
Foreign source income	$0.54 per share
Qualified dividend income	100%
Section 163(j) interest dividends	$251,973,000
Corporate dividends received deduction	$801,356,000
U.S. government income that may be exempt from state taxation	$73,248,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2024, to determine the calendar year amounts to be included on their 2023 tax returns. Shareholders should consult their tax advisors.

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New Perspective Fund	41

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Vanessa C. L. Chang, 1952	2000	Former Director, EL & EL Investments (real estate)	21	Edison International/Southern California Edison; Transocean Ltd. (offshore drilling contractor)
Pablo R. González Guajardo, 1967	2014	CEO, Kimberly-Clark de México, SAB de CV	23	América Móvil, SAB de CV (telecommunications company); Grupo Sanborns, SAB de CV (retail stores and restaurants); Kimberly-Clark de México, SAB de CV (consumer staples)
Martin E. Koehler, 1957	2015	Independent management consultant	6	None
Pascal Millaire, 1983	2019	CEO and Director, CyberCube Analytics, Inc. (cyber risk software for insurers)	3	None
William I. Miller, 1956 Chair of the Board (Independent and Non-Executive)	1992	President, The Wallace Foundation	3	Cummins, Inc.
Josette Sheeran, 1954	2015	President and Director, Canoo Inc., Trustee and former Executive Chair, The McCain Institute; former Professor of Practice, Arizona State University; President Emeritus and former CEO, Asia Society; former United Nations Special Envoy for Haiti	8	None
Christopher E. Stone, 1956	2020	Professor of Practice of Public Integrity, University of Oxford, Blavatnik School of Government	11	None
Amy Zegart, PhD, 1967	2019	Senior Fellow, Hoover Institution, Stanford University; Senior Fellow, Freeman Spogli Institute, Stanford University	8	Kratos Defense & Security Solutions

Interested trustees5,6

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Joanna F. Jonsson, 1963 Co-President and Trustee	2008	Partner — Capital World Investors, Capital Research and Management Company; Vice Chair, President and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]	3	None
Carl M. Kawaja, 1964 Trustee	2019	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[7]; Chairman and Director, Capital Research and Management Company	3	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by referring to the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

42	New Perspective Fund

Other officers6

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Robert W. Lovelace, 1962 Co-President	2001	Partner — Capital International Investors, Capital Research and Management Company; Partner — Capital International Investors, Capital Bank and Trust Company[7]; Vice Chairman of the Board, President and Director, The Capital Group Companies, Inc.[7]; Chief Executive Officer and Director, Capital Research and Management Company
Walt Burkley, 1966 Principal Executive Officer	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[7]; Director, Capital Research and Management Company
Michael W. Stockton, 1967 Executive Vice President	2013	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Barbara Burtin, 1977 Senior Vice President	2021	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Strategy Research, Inc.[7]
Noriko Honda Chen, 1967 Senior Vice President	2015	Partner — Capital International Investors, Capital Research and Management Company; President and Director, Capital Research Company[7]; Director, The Capital Group Companies, Inc.[7]; Director, Capital International K.K.[7]
Patrice Collette, 1967 Senior Vice President	2021	Partner — Capital World Investors, Capital International, Inc.[7]
Brady L. Enright, 1967 Senior Vice President	2008	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[7]
Jonathan Knowles, PhD, 1961 Senior Vice President	1998	Partner — Capital World Investors, Capital Group Investment Management Pte. Ltd.[7]
Andraz Razen, 1975 Senior Vice President	2019	Partner — Capital World Investors, Capital Research Company[7]
Steven T. Watson, 1955 Senior Vice President	2019	Partner — Capital International Investors, Capital International, Inc.[7]; Director, Capital International, Inc.[7]
Jennifer L. Butler, 1966 Secretary	2013	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2010	Senior Vice President — Investment Operations, Capital Research and Management Company
Michael R. Tom, 1988 Assistant Secretary	2021	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2016	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company or its affiliates.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the trustees and/or officers listed, with the exception of Barbara Burtin, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

New Perspective Fund	43

Office of the fund
333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	New Perspective Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

New Perspective Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of New Perspective Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, 55th Floor, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Pablo R. González Guajardo, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

NPF

Registrant:
a) Audit Fees:
Audit	2022	109,000
	2023	2,000

b) Audit-Related Fees:
	2022	22,000
	2023	19,000

c) Tax Fees:
	2022	12,000
	2023	19,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2022	None
	2023	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2022	2,114,000
	2023	1,912,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2022	394,000
	2023	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2022	None
	2023	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $2,543,000 for fiscal year 2022 and $1,951,000 for fiscal year 2023. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND

By __/s/ Walter R. Burkley________________
Walter R. Burkley, Principal Executive Officer

Date: November 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Walter R. Burkley_____________
Walter R. Burkley, Principal Executive Officer

Date: November 30, 2023

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 30, 2023